Interest Expense - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest costs [abstract]
Weighted average rate for capitalization of interest relating to general borrowings	5.20%	5.30%	5.50%